[Aetna letterhead]        151 Farmington Avenue      Kevin Krauss
[Aetna logo]              Hartford, CT  06156        Prospectus Unit, TS31
                                                     860-273-9792
                                                     Fax: 860-273-3004
June 3, 1999

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC  20549

RE: Aetna Life Insurance and Annuity Company and its Variable Annuity
      Account C --
      Post-Effective Amendment No. 14 to Registration
      Statement on Form N-4
      Prospectus Title: Multiple Sponsored Retirement Options
      File Nos.: 333-01107* and 811-2513

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the information contained in Post-Effective Amendment 14 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on May 24, 1999 (Accession Number:
0000950146-99-001203). If you have any questions regarding this submission, please contact the undersigned at (860) 273-9792.

Sincerely,

/s/ Kevin Krauss
    Kevin Krauss
    Prospectus Unit